CONTRACTS RECEIVABLE, NET (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from 2019 FMP "smart campus" contract	$ 710,072	$ 0
2017 FMP contract post-installation maintenance fee revenue	94,771	97,184
2019 FMP contract post-installation maintenance fee revenue	88,510	0
Total revenue from FMP "smart campus" contract	$ 893,353	$ 97,184